Long-Term Debt Senior Notes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012 Senior notes due 2019 [Member]	May 31, 2011 Senior notes due 2019 [Member]	Apr. 30, 2011 Senior notes due 2019 [Member]	Mar. 31, 2013 Senior notes due 2019 [Member]	Dec. 31, 2012 Senior notes due 2019 [Member]	Feb. 17, 2012 Senior notes due 2019 [Member]	Dec. 31, 2011 Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, stated interest rate									8.50%	8.50%
Proceeds from issuance of long-term debt	$ 0	$ 135.7	$ 135.7	$ 1,175.0	$ 500.0	$ 130.0	$ 450.0	$ 725.0
Debt, long-term and short-term			3,766.0						1,305.0	1,305.0		1,175.0
Premium, percentage of par value											104.375%
Premium, Unamortized									$ 4.8	$ 5.0	$ 5.7	$ 0